Components of Net Periodic Benefit Cost (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Japanese Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	¥ 26,445	¥ 26,005	¥ 25,738
Interest cost	10,772	11,655	11,788
Expected return on plan assets	(18,018)	(15,273)	(13,791)
Amortization of prior service credit	(12,800)	(12,306)	(13,079)
Amortization of actuarial loss	10,023	13,546	16,277
Defined Benefit Plan, Net Periodic Benefit Cost, Total	16,422	23,627	26,933
Foreign Plans
Defined Benefit Plan Disclosure [Line Items]
Service cost	6,801	9,448	5,884
Interest cost	10,654	14,299	13,176
Expected return on plan assets	(10,637)	(13,949)	(11,806)
Amortization of prior service credit	(61)	(143)	(116)
Amortization of actuarial loss	1,698	2,005	1,351
(Gain) loss on curtailments and settlements	(9,370)	146
Defined Benefit Plan, Net Periodic Benefit Cost, Total	¥ (915)	¥ 11,806	¥ 8,489